NOTES PAYABLE - Schedule of Unamortized Debt Discount (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Note payable, net	$ 250,000	$ 250,000	$ 500,000
E-6 (Balance)
Note payable	32,818
Less unamortized debt discount	(8,821)
Note payable, net	23,997
E-8 (Balance)
Note payable	83,636
Less unamortized debt discount	(13,651)
Note payable, net	69,985
E-7 (Balance)
Note payable	231,619
Less unamortized debt discount	(48,851)
Note payable, net	$ 182,768